CONSOLIDATED FINANCIAL STATEMENT DETAILS - Employee benefits expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Salaries, short-term incentives, and other benefits	$ 602.5	$ 563.5
Share-based payments	13.4	17.8
Other	30.7	12.4
Total employee benefits expense	$ 646.6	$ 593.7